Restructuring and Integration - Schedule of Company's Resource Alignment Program Charge (Details) - USD ($) $ in Millions	12 Months Ended
	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017
Resource Alignment Program
Restructuring Cost and Reserve
Charges incurred	$ 11	$ 67
Resource Alignment Program | Cost of sales
Restructuring Cost and Reserve
Charges incurred	2	11	$ 25
Resource Alignment Program | Research and Development
Restructuring Cost and Reserve
Charges incurred	2	5	4
Resource Alignment Program | Selling, marketing and administration
Restructuring Cost and Reserve
Charges incurred	8	62	235
Resource Alignment Program Total
Restructuring Cost and Reserve
Charges incurred	$ 12	$ 78	$ 264